Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.8%
Communication Services - 6.9%
345,330	GCI Liberty, Inc.*	28,303,247
288,729	Nexstar Media Group, Inc.	25,965,399
		54,268,646
Consumer Discretionary - 11.2%
425,717	Century Casinos, Inc.*	2,332,929
724,381	Core-Mark Holding Co., Inc.	20,956,342
236,944	Culp, Inc.	2,942,845
500,684	Denny's Corp.*	5,006,840
1,216,936	Extended Stay America, Inc.	14,542,385
90,021	Helen of Troy, Ltd.*	17,420,864
250,335	La-Z-Boy, Inc.	7,918,096
130,967	Murphy USA, Inc.*	16,799,137
		87,919,438
Consumer Staples - 1.9%
687,650	Sprouts Farmers Market, Inc.*	14,392,514
Energy - 1.6%
244,471	Natural Gas Services Group, Inc.*	2,065,780
136,386	REX American Resources Corp.*	8,948,285
248,987	Solaris Oilfield Infrastructure, Inc.	1,578,578
		12,592,643
Financials - 26.0%
109,892	Alerus Financial Corp.	2,153,883
180,644	Ameris Bancorp	4,115,070
170,407	Assurant, Inc.	20,672,073
183,052	Kemper Corp.	12,233,365
877,215	National General Holdings Corp.	29,606,006
234,536	OceanFirst Financial Corp.	3,210,798
564,210	Pacific Premier Bancorp, Inc.	11,363,190
252,299	Peapack Gladstone Financial Corp.	3,822,330
160,171	Primerica, Inc.	18,121,747
259,525	Renasant Corp.	5,896,408
626,833	South Mountain Merger Corp. Units^*	6,895,163
853,842	TriState Capital Holdings, Inc.*	11,304,868
279,395	Triumph Bancorp, Inc.*	8,700,360
362,491	UMB Financial Corp.	17,765,684
660,854	Veritex Holdings, Inc.	11,254,344
145,552	Virtus Investment Partners, Inc.	20,180,785
586,188	Waddell & Reed Financial, Inc.	8,704,892
392,900	Washington Federal, Inc.	8,195,894
		204,196,860
Health Care - 6.2%
340,814	Magellan Health, Inc.*	25,826,885
248,385	Providence Service Corp.*	23,077,450
		48,904,335
Industrials - 18.9%
187,869	Albany International Corp.	9,301,394
363,094	Comfort Systems USA, Inc.	18,702,972
194,794	CRA International, Inc.	7,298,931
198,708	Curtiss-Wright Corp.	18,531,508
527,780	Federal Signal Corp.	15,437,565
127,053	Kadant, Inc.	13,927,550
299,266	McGrath RentCorp	17,833,261
1,078,442	Mueller Water Products, Inc.	11,205,012
183,654	Simpson Manufacturing Co., Inc.	17,843,823
401,330	SPX Corp.*	18,613,686
		148,695,702
Information Technology - 11.7%
145,719	Cabot Microelectronics Corp.	20,810,131
818,315	Cardtronics PLC*	16,202,637
195,095	CTS Corp.	4,297,943
511,221	EchoStar Corp.*	12,724,291
219,181	MAXIMUS, Inc.	14,994,172
290,535	Onto Innovation, Inc.*	8,652,132
184,256	PC Connection, Inc.	7,565,551
181,848	Vectrus, Inc.*	6,910,224
		92,157,081
Materials - 2.2%
196,902	Eagle Materials, Inc.	16,996,581
Real Estate - 0.2%
36,731	CTO Realty Growth, Inc.	1,619,837
Utilities - 3.0%
433,545	Portland General Electric Co.	15,390,847
840,896	Star Group L.P.	8,198,736
		23,589,583
Total Common Stocks (Cost $563,725,520)		705,333,220

Real Estate Investment Trusts - 5.8%
115,311	EastGroup Properties, Inc.	14,913,172
962,830	Essential Properties Realty Trust, Inc.	17,639,046
369,416	Getty Realty Corp.	9,608,510
372,728	Xenia Hotels & Resorts, Inc.	3,272,552
Total Real Estate Investment Trusts (Cost $36,883,017)		45,433,280

Short-Term Investments - 4.3%
Money Market Funds - 4.3%
34,026,730	First American Government Obligations Fund - Class Z, 0.05%#	34,026,730
Total Short-Term Investments (Cost $34,026,730)		34,026,730
Total Investments - 99.9% (Cost $634,635,267)		784,793,230
Other Assets in Excess of Liabilities - 0.1%		1,062,624
NET ASSETS - 100.0%		$785,855,854

* Non-Income Producing
^ Each unit consists of one share of Class A common stock and one-half of one warrant. Each whole warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The warrants expire on June 20, 2024. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.